Basis of presentation - impairment (Details) - EUR (€)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for cash-generating units [line items]
Impairment loss		€ 229,000,000	€ 225,000,000	€ 118,000,000
Growth rate used to extrapolate cash flow projections		2.00%
Goodwill and intangible assets with indefinite useful lives
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		€ 0	0	0
Bottom of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		12.30%
Top of range
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections		18.60%
Non-current assets with definite useful lives
Disclosure of information for cash-generating units [line items]
Impairment loss			195,000,000	713,000,000
Non-current assets with definite useful lives | Cash-generating units
Disclosure of information for cash-generating units [line items]
Impairment loss				598,000,000
Accumulated amortization and impairment losses
Disclosure of information for cash-generating units [line items]
Impairment losses and asset write-offs		€ (119,000,000)	(73,000,000)
Accumulated amortization and impairment losses | Cash-generating units
Disclosure of information for cash-generating units [line items]
Impairment losses and asset write-offs				422,000,000
Venezuela | Accumulated amortization and impairment losses
Disclosure of information for cash-generating units [line items]
Impairment losses and asset write-offs		21,000,000	43,000,000
Capitalised development expenditure
Disclosure of information for cash-generating units [line items]
Impairment and write-off of capitalized development expenditures		110,000,000	121,000,000	221,000,000
Capitalised development expenditure | Cash-generating units
Disclosure of information for cash-generating units [line items]
Impairment and write-off of capitalized development expenditures				176,000,000
Capitalised development expenditure | SUV
Disclosure of information for cash-generating units [line items]
Impairment and write-off of capitalized development expenditures			90,000,000
Venezuelan Operations
Disclosure of information for cash-generating units [line items]
Impairment loss	€ 21,000,000
EMEA
Disclosure of information for cash-generating units [line items]
Impairment loss		142,000,000
EMEA | Operating segments
Disclosure of information for cash-generating units [line items]
Impairment loss		142,000,000	7,000,000	46,000,000
LATAM
Disclosure of information for cash-generating units [line items]
Impairment loss		56,000,000
LATAM | Operating segments
Disclosure of information for cash-generating units [line items]
Impairment loss		€ 77,000,000	€ 52,000,000	€ 16,000,000